Document And Entity Information	Apr. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2023
Entity Registrant Name	BROADSTONE NET LEASE, INC.
Entity Central Index Key	0001424182
Entity Emerging Growth Company	false
Securities Act File Number	001-39529
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-1516177
Entity Address, Address Line One	800 Clinton Square
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14604
City Area Code	585
Local Phone Number	287-6500
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00025 par value
Trading Symbol	BNL
Security Exchange Name	NYSE